Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 1,009,079,084	$ 154,648,136	¥ 893,426,715
Less: Accumulated depreciation	(353,833,524)	(54,227,360)	(295,096,805)
Net book value	655,245,560	100,420,776	598,329,910
Construction in progress	13,360,101	2,047,525	16,606,595
Property and equipment, net	668,605,661	102,468,301	614,936,505
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	544,298,466	83,417,390	543,500,662
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	384,266,061	58,891,350	289,710,814
Furniture, Fixture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	77,605,170	11,893,513	57,302,434
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 2,909,387	$ 445,883	¥ 2,912,805